Taxes - Demonstration of Income Tax and Social Contribution Expense (Detail) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Net income before income tax and social contribution		R$ 31,243	R$ 30,608	R$ 30,582
Charges (income tax and social contribution) at the rates in effect		(12,497)	(13,774)	(13,762)
Increase / decrease in income tax and social contribution charges arising from:
Share of profit or (loss) of associates and joint ventures net		372	147	169
Foreign exchange variation on investments abroad		711	4,381	397
Interest on capital		3,012	3,791	3,873
Corporate reorganizations (Note 2.4 a IV)			628	628
Dividends and interest on external debt bonds		543	516	420
Other nondeductible expenses net of non taxable income	[1]	(1,233)	1,747	3,736
Income tax and social contribution expenses		(9,092)	(2,564)	(4,539)
Related to temporary differences
Increase (reversal) for the period		5,750	(2,650)	(2,888)
Increase (reversal) of prior periods		(88)	245	70
(Expenses) / Income related to deferred taxes		5,662	(2,405)	(2,818)
Total income tax and social contribution expenses		R$ (3,430)	R$ (4,969)	R$ (7,357)

[1]	Includes temporary (additions) and exclusions.